PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 31.9%

Penn Series Flexibly Managed Fund*	114,276	$6,565,182
Penn Series Index 500 Fund*	146,588	3,223,463
Penn Series Large Cap Growth Fund*	78,163	1,603,898
Penn Series Large Cap Value Fund*	197,947	4,713,129
Penn Series Large Core Value Fund*	287,636	4,786,262
Penn Series Mid Core Value Fund*	123,463	2,412,458
Penn Series Real Estate Securities Fund*	70,969	1,488,921
Penn Series Small Cap Value Fund*	30,945	778,577
Penn Series SMID Cap Value Fund*	42,791	754,838

TOTAL AFFILIATED EQUITY FUNDS (Cost $25,514,429)		26,326,728

AFFILIATED FIXED INCOME FUNDS — 57.2%

Penn Series High Yield Bond Fund*	181,852	2,444,096
Penn Series Limited Maturity Bond Fund*	1,636,849	20,575,194
Penn Series Quality Bond Fund*	1,490,262	24,097,536

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $42,763,177)		47,116,826

AFFILIATED INTERNATIONAL EQUITY FUNDS — 10.0%

Penn Series Developed International Index Fund*	224,355	2,553,154
Penn Series Emerging Markets Equity Fund*	155,682	1,536,579
Penn Series International Equity Fund*	151,114	4,149,593

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $8,219,271)		8,239,326

SHORT-TERM INVESTMENTS — 0.6%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $460,560)	460,560	460,560

TOTAL INVESTMENTS — 99.7% (Cost $76,957,437)		82,143,440
Other Assets & Liabilities — 0.3%		266,277

TOTAL NET ASSETS — 100.0%		$82,409,717

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.